Condensed Combined and Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019
Cash flows from operating activities
Net loss	$ (34,185,142)	$ (45,836,836)	$ (19,567,427)	$ (28,599,424)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	453,122	5,123,111	1,074,546	1,308,264
Depreciation expense		15,351	4,841	10,240
Unrealized currency translation adjustment	160,980	(492,064)	79,352	184,533
Loss on disposal of property and equipment		13,307
Gain on extinguishment of convertible notes payable		(38,356)
Write-off of deferred offering costs		1,628,269
Changes in operating assets and liabilities:
Prepaid expenses	(113,170)	2,590,954	(578,905)	(2,518,874)
Income tax receivable		48,876	(55,884)	(48,876)
Value-added tax receivable		(82,718)	(2,942,861)	(2,912,809)
Accounts payable	1,135,865	2,599,423	(815,745)	(928,341)
Accrued expenses	474,020	3,829,423	3,933,446	4,911,690
Due to Roivant Sciences Ltd.		187,738	2,971,505	46,020
Income tax payable		105,808
Net cash used in operating activities	(32,074,325)	(30,307,714)	(15,897,132)	(28,547,577)
Cash flows from investing activities
Purchase of property and equipment		(20,485)	(51,812)	(51,812)
Net cash used in investing activities		(20,485)	(51,812)	(51,812)
Cash flows from financing activities
Capital contributions		866,264	13,040,183	16,130,948
Net parent investment	32,074,325		5,063,967	5,063,967
Net proceeds from issuance of common shares			9,999,997	14,910,760
Payment of deferred offering costs		(2,917,018)	(51,862)
Payment of deferred initial public offering costs				(521,197)
Proceeds from convertible promissory notes payable		35,000,000
Repayment of convertible promissory note payable to Roivant Sciences Ltd.		(2,500,000)
Settlement of common stock subscribed		750
Recapitalization transaction		111,016,496
Net cash provided by financing activities	$ 32,074,325	146,873,242	28,052,285	35,584,478
Net change in cash		116,545,043	12,103,341	6,985,089
Cash - beginning of period		6,985,089
Cash - end of period		123,530,132	12,103,341	6,985,089
Non-cash investing and financing activities:
Purchase of property and equipment in accounts payable and amounts due to Roivant Sciences Ltd		3,405	12,536
Purchase of property and equipment in amounts due to Roivant Sciences Ltd.				12,536
Reclassification of net parent investment to accumulated deficit			606,833	606,833
Conversion of convertible promissory notes to common stock		35,000,000
Common share issuance costs in accrued expenses			232,654	165,000
Deferred offering costs in accrued expenses		573,713	$ 590,333
Deferred initial public offering costs in accrued expenses				673,856
Cancellation of interest on convertible promissory notes recorded in equity		586,942
Supplementary disclosure of cash paid:
Income taxes				67,500
Roivant Sciences Ltd. (RSL) [Member]
Cash flows from financing activities
Capital contributions				$ 13,900,550
Proceeds from convertible promissory notes payable		7,906,750
Repayment of convertible promissory note payable to Roivant Sciences Ltd.		$ (2,500,000)